Related party disclosures (Tables)	12 Months Ended
Mar. 31, 2019
Related party disclosures
Summary of arm's length transactions with related parties

	March 31,
	2017	2018	2019
Significant Influence
Rendering of services	22,041	6,910	—
Group Companies of entities having significant influence
Rendering of services	88,932	169,342	405
Advertisement expense	15,154	5,247	—
Interest expense	220	4,428	1,716
Communication expense	12,971	11,491	489
Legal and professional fees	—	5,497	—
Insurance expense	8	6	—
Other entities where the company considers their to be a significant influence due to significant transaction with investor
Legal and professional fees	101,353	—	—
Joint venture company
Rendering of services	—	—	—
Recovery of expenses	—	103	196
Loan given	—	7,500	22,500
Interest income	—	78	1,824

	March 31,
	2018	2019
Significant Influence
Trade payable	1,092	—
Trade receivable	3,504	—
Group Companies of entities having significant influence
Trade payable	15,675	15,517
Trade receivable	53,475	4,280
Joint venture company
Prepayment and Other asset	7,759	30,385
Other current financial assets	70	1,642

Schedule of key management compensation

	March 31,
	2017	2018	2019
Short-term employee benefits	28,760	47,369	50,830
Contributions to defined contribution plans	22	22	22
Profit linked bonus	27,187	8,790	7,271
Directors Sitting fee's	2,762	9,947	8,587
Share based payment	353,271	447,848	179,884
Total compensation paid to key management personnel	412,002	513,976	246,593

Schedule of Directors' loan and advances

			Repayment/
			settlement
Year ended	Interest income	Advances given	of advances	Receivable
March 31, 2019	—	342	342	—
March 31, 2018	—	337	337	—